THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer logo]


                                                 October 6, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Variable Contracts Trust (the "Fund")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus for Pioneer Small Company VCT Portfolio that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 17 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-00-000121) on October 5, 2000.

     If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,



                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Mr. David Rule
     Mr. Joseph P. Barri
     Mr. David C. Phelan